Additional information about derivatives financial instruments - Protection program for EUR denominated debt instruments (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)
Derivative financial instruments.
Financial settlement inflows (outflows)	$ (324)	$ (67)	$ (240)
EUR fixed rate vs. US$ fixed rate swap
Derivative financial instruments.
Receivable | €				€ 500		€ 500
Payable					$ 613		$ 613
Average receivable rate				3.75%	3.75%
Average payable rate				4.29%	4.29%
Fair value of liabilities					$ (35)		$ (1)
Financial settlement inflows (outflows)	$ (5)
Value at risk					4
EUR fixed rate vs. US$ fixed rate swap | 2020
Derivative financial instruments.
Fair value of liabilities					(6)
EUR fixed rate vs. US$ fixed rate swap | 2022+
Derivative financial instruments.
Fair value of liabilities					(24)
EUR fixed rate vs. US$ fixed rate swap | 2021
Derivative financial instruments.
Fair value of liabilities					$ (5)